Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	1	1
Preferred stock, shares outstanding	0	1	1
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	100,000,000	100,000,000
Common stock, shares issued	1,694,110	694,294	9,407,415
Common stock, shares outstanding	1,694,110	694,294	9,407,415
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		15,274,457
Common stock, shares outstanding		15,274,457